PROPERTY, PLANT AND EQUIPMENT - Summary of Exploration Drilling Costs Capitalised for Periods Greater Than One Year (Details) $ in Millions	Dec. 31, 2021 USD ($) project well
Disclosure Of Detailed Information About Exploration And Evaluation Assets [Line Items]
Projects, Number | project	37
Projects, Value	$ 2,362
Wells, Number | well	96
Wells, Value	$ 2,362
Between 1 and 5 years
Disclosure Of Detailed Information About Exploration And Evaluation Assets [Line Items]
Projects, Number | project	17
Projects, Value	$ 1,189
Wells, Number | well	33
Wells, Value	$ 821
Between 6 and 10 years
Disclosure Of Detailed Information About Exploration And Evaluation Assets [Line Items]
Projects, Number | project	14
Projects, Value	$ 961
Wells, Number | well	38
Wells, Value	$ 1,110
Between 11 and 15 years
Disclosure Of Detailed Information About Exploration And Evaluation Assets [Line Items]
Projects, Number | project	5
Projects, Value	$ 184
Wells, Number | well	21
Wells, Value	$ 366
Between 16 and 20 years
Disclosure Of Detailed Information About Exploration And Evaluation Assets [Line Items]
Projects, Number | project	1
Projects, Value	$ 28
Wells, Number | well	4
Wells, Value	$ 65